Related party transactions (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Amounts charged to:
Research and development expense	$ 8,881	$ 7,694	$ 4,441
General and administrative expense	5,900	6,953	2,639
Related Party [Member]
Amounts charged to:
Research and development expense	318	312	145
General and administrative expense	$ 207	$ 196	$ 467